share-based compensation - Expense (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
share-based compensation
Employee benefits expense	$ 42	$ 55	$ 98	$ 105
Associated operating cash outflows	(12)	(13)	(25)	(37)
Statement of cash flows adjustment	30	42	73	68	$ 127	$ 120
TELUS technology solutions
share-based compensation
Employee benefits expense	39	47	76	87
Associated operating cash outflows	(12)	(11)	(24)	(29)
Statement of cash flows adjustment	27	36	52	58
Digitally-led customer experiences
share-based compensation
Employee benefits expense	3	8	22	18
Associated operating cash outflows		(2)	(1)	(8)
Statement of cash flows adjustment	3	6	21	10
Restricted share units
share-based compensation
Employee benefits expense	30	44	74	85
Associated operating cash outflows		(1)	(2)	(8)
Statement of cash flows adjustment	30	43	72	77
Restricted share units | Restructuring | Digitally-led customer experiences
share-based compensation
Employee benefits expense	32	43	74	83
Employee share purchase plan
share-based compensation
Employee benefits expense	12	11	23	22
Associated operating cash outflows	$ (12)	(11)	(23)	(22)
Share option awards
share-based compensation
Employee benefits expense			1	(2)
Associated operating cash outflows		(1)		(7)
Statement of cash flows adjustment		$ (1)	$ 1	$ (9)